Financial result - Summary of financial income and financial expenses (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023		Dec. 31, 2022
Disclosure Of Detailed Information About Finance Income Expense [Abstract]
Change in fair value of liabilities of warrants	€ 17,264	€ (2,079)	[1]	€ 10,945	[1]
Interest income	25,001	13,845		2,476
Foreign currency gains	18,798	5		6,940
Gains on other financial instruments	219	0		0
Other financial income	44,018	13,850		9,416
Interest expenses	(886)	(831)		(1,038)
Foreign currency losses	(435)	(5,633)		(6,500)
Losses on other financial instruments	0	(576)		(741)
Other financial expenses	(1,321)	(7,040)		(8,279)
Financial result	€ 59,961	€ 4,731	[1]	€ 12,082	[1]

[1]	See Note 2.2 for details regarding the restatement as a result of a correction of deferred tax liabilities